COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments

	December 31, 2012	December 31, 2011
Capital expenditure—authorized
KDC	401.0	373.7
Beatrix	104.8	87.1
Other	0.8	0.4

	506.6	461.2

Capital expenditure—contracted for	59.7	49.3
Other guarantees	0.5	0.5